Document and Entity Information	6 Months Ended
Jun. 30, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	Stratex Oil & Gas Holdings, Inc.
Entity Central Index Key	0001482361
Amendment Flag	false
Document Type	S-4/A
Document Period End Date	Jun. 30, 2014
Entity Filer Category	Smaller Reporting Company